Consolidated statements of financial position (Parenthetical) - shares	Dec. 31, 2022	Dec. 31, 2021
Common units
Partners' equity
Number of units issued	51,687,865	51,137,201
Number of units outstanding	51,687,865	51,137,201
General partner units
Partners' equity
Number of units issued	1,080,263	1,077,494
Number of units outstanding	1,080,263	1,077,494
Preference units
Partners' equity
Number of units outstanding	11,642,411	13,616,022
Series A preference units
Partners' equity
Number of units issued	5,084,984	5,750,000
Number of units outstanding	5,084,984	5,750,000
Series B preference units
Partners' equity
Number of units issued	3,496,382	4,135,571
Number of units outstanding	3,496,382	4,135,571
Series C preference units
Partners' equity
Number of units issued	3,061,045	3,730,451
Number of units outstanding	3,061,045	3,730,451